Document And Entity Information	Jun. 10, 2020
Document Information [Line Items]
Entity, Registrant Name	AEGION CORPORATION
Document, Type	8-K
Document, Period End Date	Jun. 10, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35328
Entity, Tax Identification Number	45-3117900
Entity, Address, Address Line One	17988 Edison Avenue
Entity, Address, City or Town	Chesterfield
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63005
City Area Code	636
Local Phone Number	530-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares
Trading Symbol	AEGN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000353020